Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension costs	$ 85	$ 105
Pension costs charged to operations	37	45
Pension costs capitalized	48	60
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	147	144
Interest cost	304	308
Expected return on plan assets, net of expenses	(442)	(432)
Amortization of actuarial losses	79	96
Net periodic benefit costs	88	116
Charged to results of operations	37	45
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	48	41
Interest cost	67	66
Amortization of actuarial losses	16	15
Net periodic benefit costs	131	122
Charged to results of operations	$ 58	$ 53